SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    9/30/07

Check here if Amendment  [ ]; Amendment Number:___

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Riley Investment Management LLC
Address:   11100 Santa Monica Blvd., Suite 810
           Los Angeles, CA  90025

Form 13F File Number:  28-12395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gary Suzuki
Title: Authorized Person
Phone:   310 966-1445

Signature, Place, and Date of Signing:


      /s/ Gary Suzuki               Los Angeles, CA              11/13/07
---------------------------    --------------------------    ------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         ------------------------------------

Form 13F Information Table Entry Total:  31
                                         ------------------------------------

Form 13F Information Table Value Total:  252,854
                                         ------------------------------------
                                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2     COLUMN 3   COLUMN 4         COLUMN  5        COLUMN 6    COLUMN 7        COLUMN 8
   --------                    --------     --------   --------  ----------------------  --------    --------  ---------------------
                               TITLE OF     CUSIP      VALUE     SHARES OR    SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS        NUMBER     (x$1000)  PRN AMOUNT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED    NONE
ABRAXAS PETE CORP              COM         003830106       903    236,440                SOLE                   240   236,200
ALDILA INC                     COM         014384200     3,037    183,731                SOLE               163,208    20,523
APPLIED SIGNAL                 COM         038237103       359     26,530                SOLE                 6,423    20,107
TECHNOLOGY IN
 CENTILLIUM                    COM         152319109     8,333  4,960,018                SOLE             1,945,371 3,014,647
COMMUNICATIONS IN
 CREDENCE SYS CORP             COM         225302108     5,045  1,632,576                SOLE               108,136 1,524,440
DDI CORP                       COM         233162502    10,075  1,524,173                SOLE               898,491   625,682
DITECH NETWORKS INC            COM         25500T108    17,547  3,329,664                SOLE             1,974,491 1,355,173
EARTHLINK, INC.                COM         270321102     6,574    830,031                SOLE               598,363   231,668
ESS TECHNOLOGY INC             COM         269151106     3,615  2,697,768                SOLE             1,040,606 1,657,162
FLIGHT SAFETY TECH INC NEV     COM         33942T207     2,205    988,900                SOLE               547,767   441,133
INPHONIC INC                   COM         45772G105     4,879  1,761,211                SOLE               464,869 1,296,342
INTEGRATED SILICON SOLUTION    COM         45812P107    23,877  3,790,061                SOLE             2,112,962 1,677,099
IOMEGA CORP                    COM         462030305    26,479  5,053,199                SOLE             3,230,820 1,822,379
ITERIS INC                     COM         46564T107     8,682  3,893,273                SOLE             1,762,568 2,130,705
KITTY HAWK INC                 COM NEW     498326206       797  7,242,311                SOLE             6,534,340   707,971
LCC INTERNATIONAL INC          CL A        501810105    14,125  4,058,825                SOLE             2,666,328 1,392,497
LECROY CORP                    COM         52324W109     4,290    575,820                SOLE               448,059   127,761
LTX CORP                       COM         502392103     1,305    365,538                SOLE                         365,538
MAGNETEK INC                   COM         559424106    22,885  4,767,706                SOLE             3,055,688 1,712,018
MAIR HOLDINGS INC              COM         560635104     6,109  1,030,180                SOLE               927,786   102,394
MANAGEMENT NETWORK GROUP INC   COM         561693103     9,160  4,000,000                SOLE             3,390,850   609,150
MSC SOFTWARE CORP              COM         553531104    16,956  1,244,901                SOLE               787,524   457,377
NATIONAL R V HLDGS INC         COM         637277104       560  1,271,833                SOLE               760,303   511,530
NETMANAGE INC                  COM         641144308     2,946    716,691                SOLE               645,400    71,291
QUALSTAR CORP                  COM         74758R109       949    247,867                SOLE                71,592   176,275
REGENT COMMUNICATIONS INC DE   COM         758865109     9,201  3,498,483                SOLE             1,653,699 1,844,784
SILICON STORAGE TECHNOLOGY I   COM         827057100    14,760  4,583,935                SOLE             1,952,964 2,630,971
SYS                            COM         785070103     1,645    685,350                SOLE                15,700   669,650
TRANS WORLD ENTMT CORP         COM         89336Q100    17,106  3,734,959                SOLE             2,887,478   847,481
WET SEAL INC                   CL A        961840105     4,630  1,196,434                SOLE               500,844   695,590
ZILOG INC                      COM PAR     989524301     3,820  1,049,388                SOLE               281,754   767,634
                               $0.01